Performance Management	Jul. 29, 2026
Nomura Global Listed Infrastructure ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura Global Listed Infrastructure ETF performed?
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the 2024 and 2025 calendar years and by showing how the Fund’s average annual total returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. You may obtain the Fund’s most recently available month-end performance by calling 844-469-9911 or by visiting the Fund’s website at global.nomuraassetmanagement.com/investments/etf.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance One Year or Less [Text]	The performance information shown above is based on a calendar year. The Fund’s performance from January 1, 2026 to June 30, 2026 was 8.79%.
Performance Additional Market Index [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the 2024 and 2025 calendar years and by showing how the Fund’s average annual total returns for the 1-year and lifetime periods compare with those of a broad measure of market performance.
Bar Chart [Heading]	Calendar year-by-year total return
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period illustrated in this bar chart, the Fund’s highest quarterly return was 14.80% for the quarter ended September 30, 2024, and its lowest quarterly return was -11.20% for the quarter ended December 31, 2024.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	14.80%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(11.20%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Narrative

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance [Table]
	1 year	Lifetime
Returns before taxes (lifetime: 11/28/23-12/31/25)	20.98%	10.31%
Returns after taxes on distributions (lifetime: 11/28/23-12/31/25)	19.41%	8.79%
Returns after taxes on distributions and sale of Fund shares (lifetime: 11/28/23-12/31/25)	12.36%	7.44%
MSCI World Index (Net) (lifetime: 11/28/23-12/31/25)	21.09%	21.90%
S&P Global Infrastructure Index (Net) (lifetime: 11/28/23-12/31/25)	21.54%	19.40%

Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown.
Performance Availability Website Address [Text]	global.nomuraassetmanagement.com/investments/etf
Performance Availability Phone [Text]	844-469-9911
Nomura Energy Transition ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura Energy Transition ETF performed?
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the 2024 and 2025 calendar years and by showing how the Fund’s average annual total returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. You may obtain the Fund’s most recently available month-end performance by calling 844-469-9911 or by visiting the Fund’s website at global.nomuraassetmanagement.com/investments/etf.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance One Year or Less [Text]	The performance information shown above is based on a calendar year. The Fund’s performance from January 1, 2026 to June 30, 2026 was 17.21%.
Performance Additional Market Index [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the 2024 and 2025 calendar years and by showing how the Fund’s average annual total returns for the 1-year and lifetime periods compare with those of a broad measure of market performance.
Bar Chart [Heading]	Calendar year-by-year total return
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period illustrated in this bar chart, the Fund’s highest quarterly return was 14.76% for the quarter ended September 30, 2025, and its lowest quarterly return was -8.67% for the quarter ended December 31, 2024.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	14.76%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(8.67%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Narrative

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance [Table]
	1 year	Lifetime
Returns before taxes (lifetime: 11/28/23-12/31/25)	35.06%	18.69%
Returns after taxes on distributions (lifetime: 11/28/23-12/31/25)	34.22%	18.19%
Returns after taxes on distributions and sale of Fund shares (lifetime: 11/28/23-12/31/25)	20.71%	14.34%
MSCI ACWI Index (Net) (lifetime: 11/28/23-12/31/25)	22.34%	21.84%
S&P 1500 Energy Sector Index (lifetime: 11/28/23-12/31/25)	7.69%	6.45%

Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown.
Performance Availability Website Address [Text]	global.nomuraassetmanagement.com/investments/etf
Performance Availability Phone [Text]	844-469-9911
Nomura Focused Large Growth ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura Focused Large Growth ETF performed?
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the 2025 calendar year and by showing how the Fund’s average annual total returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. You may obtain the Fund’s most recently available month-end performance by calling 844-469-9911 or by visiting the Fund’s website at global.nomuraassetmanagement.com/investments/etf.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance One Year or Less [Text]	The performance information shown above is based on a calendar year. The Fund’s performance from January 1, 2026 to June 30, 2026 was -7.03%.
Performance Additional Market Index [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the 2025 calendar year and by showing how the Fund’s average annual total returns for the 1-year and lifetime periods compare with those of a broad measure of market performance.
Bar Chart [Heading]	Calendar year-by-year total return
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period illustrated in this bar chart, the Fund’s highest quarterly return was 9.64% for the quarter ended June 30, 2025, and its lowest quarterly return was -5.02% for the quarter ended March 31, 2025.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	9.64%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(5.02%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Narrative

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance [Table]
	1 year	Lifetime
Returns before taxes (lifetime: 5/14/24-12/31/25)	7.69%	11.04%
Returns after taxes on distributions (lifetime: 5/14/24-12/31/25)	7.62%	10.98%
Returns after taxes on distributions and sale of Fund shares (lifetime: 5/14/24-12/31/25)	4.55%	8.46%
Russell 1000® Growth Index (lifetime: 5/14/24-12/31/25)	18.56%	23.51%
Russell 1000® Index (lifetime: 5/14/24-12/31/25)	17.37%	18.91%

Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown.
Performance Availability Website Address [Text]	global.nomuraassetmanagement.com/investments/etf
Performance Availability Phone [Text]	844-469-9911
Nomura Focused SMID Cap Core ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura Focused SMID Cap Core ETF performed?
Performance Narrative [Text Block]

Because the Fund is new, it has no performance history. Once the Fund has commenced operations, you can obtain updated performance information at global.nomuraassetmanagement.com/investments/etf or by calling 844-469-9911. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Fund is new, it has no performance history.
Performance Availability Website Address [Text]	global.nomuraassetmanagement.com/investments/etf
Performance Availability Phone [Text]	844-469-9911
Nomura Focused International Core ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura Focused International Core ETF performed?
Performance Narrative [Text Block]

The Fund does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available on the Fund’s website at global.nomuraassetmanagement.com/investments/etf or by calling 844-469-9911.

Performance Past Does Not Indicate Future [Text]	the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future
Performance One Year or Less [Text]	The Fund does not have performance history for a full calendar year.
Performance Availability Website Address [Text]	global.nomuraassetmanagement.com/investments/etf
Performance Availability Phone [Text]	844-469-9911
Nomura Focused Emerging Markets Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura Focused Emerging Markets Equity ETF performed?
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the 2025 calendar year and by showing how the Fund’s average annual total returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. You may obtain the Fund’s most recently available month-end performance by calling 844-469-9911 or by visiting the Fund’s website at global.nomuraassetmanagement.com/investments/etf.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance One Year or Less [Text]	The performance information shown above is based on a calendar year. The Fund’s performance from January 1, 2026 to June 30, 2026 was 77.49%.
Performance Additional Market Index [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the 2025 calendar year and by showing how the Fund’s average annual total returns for the 1-year and lifetime periods compare with those of a broad measure of market performance.
Bar Chart [Heading]	Calendar year-by-year total return
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period illustrated in this bar chart, the Fund’s highest quarterly return was 21.58% for the quarter ended June 30, 2025, and its lowest quarterly return was 4.01% for the quarter ended March 31, 2025.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	21.58%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	4.01%
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Narrative

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance [Table]
	1 year	Lifetime
Returns before taxes (lifetime: 9/4/24-12/31/25)	69.40%	47.41%
Returns after taxes on distributions (lifetime: 9/4/24-12/31/25)	67.49%	45.87%
Returns after taxes on distributions and sale of Fund shares (lifetime: 9/4/24-12/31/25)	41.05%	35.94%
MSCI Emerging Markets Index (Net) (lifetime: 9/4/24-12/31/25)	33.57%	24.94%

Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown.
Performance Availability Website Address [Text]	global.nomuraassetmanagement.com/investments/etf
Performance Availability Phone [Text]	844-469-9911
Nomura National High-Yield Municipal Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura National High-Yield Municipal Bond ETF performed?
Performance Narrative [Text Block]

The Fund does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available on the Fund’s website at global.nomuraassetmanagement.com/investments/etf or by calling 844-469-9911.

Performance Past Does Not Indicate Future [Text]	the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund does not have performance history for a full calendar year.
Performance Availability Website Address [Text]	global.nomuraassetmanagement.com/investments/etf
Performance Availability Phone [Text]	844-469-9911
Nomura Tax-Free USA Short Term ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura Tax-Free USA Short Term ETF performed?
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the 2024 and 2025 calendar years and by showing how the Fund’s average annual total returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. You may obtain the Fund’s most recently available month-end performance by calling 844-469-9911 or by visiting the Fund’s website at global.nomuraassetmanagement.com/investments/etf.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance One Year or Less [Text]	The performance information shown above is based on a calendar year. The Fund’s performance from January 1, 2026 to June 30, 2026 was 1.62%.
Performance Additional Market Index [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the 2024 and 2025 calendar years and by showing how the Fund’s average annual total returns for the 1-year and lifetime periods compare with those of a broad measure of market performance.
Bar Chart [Heading]	Calendar year-by-year total return
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the period illustrated in this bar chart, the Fund’s highest quarterly return was 2.31% for the quarter ended September 30, 2024, and its lowest quarterly return was -0.08% for the quarter ended March 31, 2024.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	2.31%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(0.08%)
Lowest Quarterly Return, Date	Mar. 31, 2024
Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Narrative

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance [Table]
	1 year	Lifetime
Returns before taxes (lifetime: 11/28/23-12/31/25)	4.17%	4.00%
Returns after taxes on distributions (lifetime: 11/28/23-12/31/25)	2.83%	3.36%
Returns after taxes on distributions and sale of Fund shares (lifetime: 11/28/23-12/31/25)	2.46%	3.18%
Bloomberg Municipal Bond Index (lifetime: 11/28/23-12/31/25)	4.25%	4.13%
Bloomberg 1-5 Year (Short) Municipal Bond Index (lifetime: 11/28/23-12/31/25)	4.11%	3.60%

Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown.
Performance Availability Website Address [Text]	global.nomuraassetmanagement.com/investments/etf
Performance Availability Phone [Text]	844-469-9911
Nomura Tax-Free USA Intermediate ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura Tax-Free USA Intermediate ETF performed?
Performance Narrative [Text Block]

Because the Fund is new, it has no performance history. Once the Fund has commenced operations, you can obtain updated performance information at global.nomuraassetmanagement.com/investments/etf or by calling 844-469-9911. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Fund is new, it has no performance history.
Performance Availability Website Address [Text]	global.nomuraassetmanagement.com/investments/etf
Performance Availability Phone [Text]	844-469-9911
Nomura Tax-Free USA ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura Tax-Free USA ETF performed?
Performance Narrative [Text Block]

The Fund does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available on the Fund’s website at global.nomuraassetmanagement.com/investments/etf or by calling 844-469-9911.

Performance Past Does Not Indicate Future [Text]	the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund does not have performance history for a full calendar year.
Performance Availability Website Address [Text]	global.nomuraassetmanagement.com/investments/etf
Performance Availability Phone [Text]	844-469-9911
Nomura Transformational Technologies ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has the Nomura Transformational Technologies ETF performed?
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund.

The Fund commenced investment operations on January 12, 2026, after the conversion of a separately managed account (the “Predecessor Account”) into shares of the Fund. The Predecessor Account commenced operations on 11/30/2018. The Manager was the investment adviser for the Predecessor Account for the entire performance period shown. The Predecessor Account will transfer all its portfolio securities to the Fund.

The bar chart and the performance table below are for the Predecessor Account prior to the commencement of the Fund’s operations. The Fund’s objectives, policies, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Account. The Predecessor Account has been managed in substantially the same way as the Manager will manage the Fund. The returns for the Predecessor Account reflect its performance prior to the conversion into the Fund. In addition, the Predecessor Account’s performance shown below has been recalculated using the management fee that applies to the Fund, which has the effect of reducing the Predecessor Account’s performance. The Predecessor Account was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and therefore was not subject to certain restrictions imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986, as amended (the “Code”) on regulated investment companies (“RICs”). If the Predecessor Account had been registered under the 1940 Act, the Predecessor Account’s performance may have been adversely affected. Past performance before and after taxes does not necessarily indicate how the Fund will perform in the future.

The performance of the Predecessor Account was calculated using standardized SEC calculation methodologies.

This bar chart shows the performance of the Predecessor Account for calendar years ended December 31. The table shows how the Predecessor Account’s average annual returns for 1-year, 5-year and since inception periods compare with those of a broad measure of market performance. Updated performance information will be available by calling 844-469-9911 or by visiting the Fund’s website at global.nomuraassetmanagement.com/investments/etf.

Performance Past Does Not Indicate Future [Text]	Past performance before and after taxes does not necessarily indicate how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund’s performance from January 12, 2026 (commencement of Fund operations) to June 30, 2026 was 34.80%.
Performance Additional Market Index [Text]	The table shows how the Predecessor Account’s average annual returns for 1-year, 5-year and since inception periods compare with those of a broad measure of market performance.
Bar Chart [Heading]	Calendar year-by-year total return
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the period illustrated in this bar chart, the Predecessor Account’s highest quarterly return was 34.66% for the quarter ended 6/30/20, and its lowest quarterly return was (26.19)% for the quarter ended 6/30/22.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	34.66%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(26.19%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Narrative

This table shows the Predecessor Account’s average annual total returns for the periods ending December 31, 2025. The table also shows how the Predecessor Account’s performance compares with the returns on an index comprised of companies similar to those held by the Predecessor Account and by the Fund. The Fund will use the same benchmark for measuring its performance.

Performance [Table]
	1 year	5 years	Lifetime (11/30/2018–12/31/2025)
Returns before taxes	38.18%	18.26%	25.35%
Returns after taxes on distributions	N/A	N/A	N/A
Returns after taxes on distributions and sale of Fund shares	N/A	N/A	N/A
MSCI ACWI (All Country World Index) (net) (reflects no deduction for fees, expenses or taxes)	22.34%	11.19%	12.64%
MSCI World Information Technology Index (net) (reflects no deduction for fees, expenses or taxes)	23.50%	17.71%	23.27%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]	After-tax returns cannot be calculated for periods before the Fund’s registration as an exchange-traded fund and they are, therefore, unavailable.
Performance Availability Website Address [Text]	global.nomuraassetmanagement.com/investments/etf
Performance Availability Phone [Text]	844-469-9911
Nomura Focused Mid Cap Growth ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura Focused Mid Cap Growth ETF performed?
Performance Narrative [Text Block]

Because the Fund is new, it has no performance history. Once the Fund has commenced operations, you can obtain updated performance information at global.nomuraassetmanagement.com/investments/etf or by calling 844-469-9911. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Fund is new, it has no performance history.
Performance Availability Website Address [Text]	global.nomuraassetmanagement.com/investments/etf
Performance Availability Phone [Text]	844-469-9911